Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 10, 2012
TacticalShares Dynamic Allocation Fund (First Prospectus Summary) | TacticalShares Dynamic Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	TacticalShares Dynamic Allocation Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "Distribution of Fund Shares"
section on page 22 of the Fund's Prospectus and the "Purchase and Redemption of
Fund Shares" section on page 25 of the Fund's Statement of Additional Information
		("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's
		performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" that invests principally in unaffiliated exchange-traded funds ("ETFs") that are traded on primary U.S. exchanges. The
Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets. The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below. The Fund plans to allocate 25% of its portfolio to each of these four indices. Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent. Each index is comprised entirely of a number of unaffiliated ETFs (the "TacticalShares Indices"). The four global equity markets and related indices are: 1) U.S. equity market, as represented by the TacticalShares U.S. Sector Index, 2) non-U.S. developed market, as represented by the TacticalShares Developed Markets Index, 3) emerging markets, as represented by the TacticalShares Emerging Markets Index, and 4)
natural resource market, as represented by the TacticalShares Natural Resources
Index.

The Fund seeks to replicate the composition of the four TacticalShares Indices, each of which is comprised of approximately 10 - 16 ETFs. The Fund seeks to maintain an equal weighted exposure to each of the four global equity markets by generally investing approximately 25% of its portfolio in accordance with the composition of each of these four TacticalShares Indices. The Fund's investment strategy, like the TacticalShares Indices, will adjust exposure between the underlying ETFs within each equity market on a monthly basis depending on market conditions. The Fund increases or decreases investments to the underlying ETFs in each equity market based upon pre-defined moving averages. A "moving average"
is a statistical measurement of the average value of a security's historical price over a standard time period. ETFs trading above their moving average as of their assigned measurement date remain in their respective TacticalShares Index until the next monthly measurement period for that Index. ETFs trading below their moving average as of their assigned measurement date are removed from their respective TacticalShares Index until the next monthly measurement period for that Index, and replaced with an ETF that invests in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves. This investment methodology seeks to eliminate exposure to
ETFs within each equity market that are demonstrating negative momentum while maintaining exposure to ETFs with positive momentum. The Advisor expects that the
Fund's investment strategy will result in a portfolio turnover rate in excess of
100% on an annual basis.

Adjustments to the allocation for each of the four equity markets and their underlying ETFs occur once per month. The TacticalShares Developed Markets Index is measured on the first Friday of the month; the TacticalShares U.S. Sector, Emerging
Markets and Natural Resources Indices adjust on the second, third and fourth Fridays of each month, respectively. Total exposure across the four global equity markets
(as opposed to exposure to ETFs invested in short-term and intermediate-term U.S.
Government bonds, investment grade credit securities and/or money market reserves)
		can range from 0% to 100% depending on the moving average indicators for each ETF.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. There is the risk that you could lose money on your investment in the Fund. The following are the principal risks that could adversely affect the value of your investment in the Fund:

·  Market Risk - The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

·  Management Risk - The Fund's ability to achieve its investment objective depends on the ability of the Advisor's investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

·  ETF Risk - When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds. The Fund also will incur brokerage costs when it purchases ETFs. ETFs may not track their underlying indices.

·  Trend Following Risk - The Fund's trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends.
   These risks may be magnified because adjustments in the allocations to ETFs in the TacticalShares Indices (and therefore the Fund) occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the portfolio can be adjusted.

·  Model Risk - The Fund's investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

·  Tracking Error Risk - The Fund's return may not correlate to the return of the
   TacticalShares Indices due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

·  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) increases the Fund's transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

·  Sector Risk - Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.

·  Non-U.S. Investment Risk - The Fund may invest in foreign securities through its investment in ETFs. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
   Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.

·  Emerging Markets Risk - There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

·  Commodities Risk - The Fund's assets will be allocated to ETFs invested in commodities and commodity linked instruments. Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund's portfolio to volatility that may also deviate from the price movements in equity and fixed income securities. Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

·  Fixed Income Securities Risk - The Fund's assets will at times be allocated to
   ETFs invested in fixed income securities. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.
   Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

·  Are pursuing a long-term goal such as retirement;

·  Seek diversification through a rules-based investment discipline applied to the global equity markets;

·  Seek a dynamic overlay strategy to complement more static allocations within a diversified portfolio; or

·  Seek exposure to global equity markets through a strategy that seeks to reduce
		downside risk during negative market climates.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.t-shares.com or by calling the Fund toll-free at
		1-866-205-0523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.t-shares.com
TacticalShares Dynamic Allocation Fund (First Prospectus Summary) | TacticalShares Dynamic Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.90%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,078
TacticalShares Dynamic Allocation Fund (First Prospectus Summary) | TacticalShares Dynamic Allocation Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.90%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682

[1]	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund's Class A shares and Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least August 31, 2013, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.